RANGER FUNDS INVESTMENT TRUST

November 7, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Ranger Funds Investment Trust

Post Effective Amendment No. 2 to the Registration Statement on Form N-1A
(File No. 333-175328, CIK No. 0001524348)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Ranger Funds Investment Trust (the “Trust”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T on behalf of the following series of the Trust (collectively, the “Funds”): Ranger Small Cap Fund, Ranger Mid Cap Fund, Ranger International Fund and Ranger Quest for Income and Growth Fund.

Pursuant to Rule 497(j) under the 1933 Act and on behalf of the Trust, I certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for the Funds would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 4, 2011 and became effective immediately.

Questions related to this filing should be directed to the Trust’s counsel, JoAnn Strasser of Thompson Hine LLP at (614) 469-3265 or Michael Barolsky at (513) 352-6672.

Very truly yours,

/s/ Nimrod J. Hacker

Nimrod J. Hacker

Secretary

832673.1